Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Interest income	€ 1.1	€ 0.0
Net foreign exchange gains on translation of financial assets and liabilities	0.0	0.9
Total finance income	1.1	0.9
Interest expense (a)	(21.5)	(14.3)
Net foreign exchange losses arising on translation of financial assets and liabilities	(5.8)	0.0
Net pension interest costs	(1.1)	(0.7)
Amortization of debt discounts and borrowing costs	(1.6)	(0.5)
Net fair value losses on derivatives held at fair value through profit or loss	(0.1)	0.0
Total finance costs	(30.1)	(15.5)
Net financing costs	€ (29.0)	€ (14.6)